Operating Segment Data - Additional Information (Detail) retail_store in Thousands, $ in Thousands				12 Months Ended
	Jul. 10, 2015 USD ($) retail_store	Oct. 10, 2014 USD ($)	Aug. 26, 2014 USD ($) Facility	Dec. 31, 2015 USD ($) ft² Segment Retailer Product client Facility	Dec. 31, 2014 USD ($)	Sep. 30, 2016 retail_store	Dec. 31, 2013 USD ($)
Segment Reporting Information [Line Items]
Assets				$ 1,425,645	$ 1,547,430
Number of reportable operating segments | Segment				8
Number of reporting units | Segment				3
Integration service fees				$ 3,500	1,000
Goodwill				390,655	336,872		$ 224,303
Property, Plant and Equipment, Net				115,948	105,102
Manitoba Harvest
Segment Reporting Information [Line Items]
Assets				148,100
Number of stores | retail_store						7
Integration service fees				1,000
Goodwill				52,673	0		0
Property, Plant and Equipment, Net				17,600
PMAG
Segment Reporting Information [Line Items]
Goodwill				$ 40,400
Ergobaby
Segment Reporting Information [Line Items]
Minimum number of retailers | Retailer				450
Number of product lines | Product				2
Goodwill				$ 41,664	41,664		41,664
Liberty
Segment Reporting Information [Line Items]
Manufacturing facility area | ft²				314,000
Goodwill				$ 32,828	32,828		32,684
Arnold Magnetics | Minimum
Segment Reporting Information [Line Items]
Number of clients | client				2,000
Clean Earth Holdings
Segment Reporting Information [Line Items]
Number of facilities | Facility			14	14
Goodwill				$ 111,339	110,633		0
ACI
Segment Reporting Information [Line Items]
Goodwill				58,019	57,615		$ 57,615
FlexMag
Segment Reporting Information [Line Items]
Goodwill				4,800
Manitoba Harvest
Segment Reporting Information [Line Items]
Number of stores | retail_store	7
Transaction costs	$ 1,145
Acquiree transaction costs				(400)
Inventory basis step-up	3,100			3,100
Integration service fees				500
Goodwill	$ 37,882
Clean Earth Holdings
Segment Reporting Information [Line Items]
Transaction costs			$ 1,935	1,900	1,900
Integration service fees				1,900	600
Goodwill			$ 109,738
Sterno Candle Lamp
Segment Reporting Information [Line Items]
Acquisition-related costs					2,800
Transaction costs		$ 2,765
Inventory basis step-up				2,000	2,000
Integration service fees				$ 1,100	$ 400
Goodwill		$ 33,717